Debt	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Debt

11. Debt

On June 15, 2021, the Company entered into a master credit agreement with Rabo AgriFinance LLC (the “Lender”) for a real estate term loan in the original principal amount of $75,000 (the “Rabo Loan”). The Rabo Loan matures on April 1, 2031, with quarterly interest payments commencing on July 1, 2021 and quarterly principal payments, commencing on January 1, 2022, with the remaining balance of principal and interest due upon maturity. Payments are based on one month LIBOR plus 2.500% per annum. The Rabo Loan is collateralized by the business assets of the first Morehead CEA facility and requires compliance with financial covenants. As of September 30, 2021, the Company was in compliance with all covenants.

On June 21, 2021, the Company entered into an interest rate swap with an affiliate of the Lender to make a series of payments based on a fixed rate of 1.602% and receive a series of payments based on LIBOR. Both the fixed and floating payment streams are based on the initial notional amount of $75,000 and require quarterly payments under a twenty-year amortization schedule. As of September 30, 2021, the net fixed interest rate on the combined Rabo Loan and related interest rate swap is 4.102%.

The Rabo Loan is recorded at cost, net of debt issuance costs of $656. During the three and nine months ended September 30, 2021, $887 and $889 of interest expense, respectively, was recognized on the Rabo Loan. The fair value of the Rabo Loan is estimated using Level 2 inputs based on observable inputs, including quoted market prices.

On July 23, 2021, the Company entered into a credit agreement with CEFF II AppHarvest Holdings, LLC, an affiliate of Equilibrium, for a construction loan with a principal amount of $91,000 (the “Construction Loan”) for the development of a CEA facility in Richmond, Kentucky (the “Project”). The Construction Loan provides monthly disbursements to fund capital costs of the Project in excess of the Company’s required equity contribution of 34.5% of the capital costs of the Project. The Construction Loan requires monthly interest payments based on drawn capital costs at an initial interest rate of 8.000% per annum, which will increase on a monthly basis by 0.2% per annum, beginning two years after closing of the Construction Loan through maturity, which is expected to be July 23, 2024, with no required principal payments until maturity. As of September 30, 2021, the Company had $13,832 outstanding on the Construction Loan, included in non-current liabilities at September 30, 2021, and had incurred interest expense of $114, which was all capitalized as part of the construction asset and included in property, plant and equipment in the Company’s unaudited condensed consolidated balance sheet. The Company incurred $389 of debt issuance costs related to the Construction Loan, which are included in current and non-current assets on the balance sheet.

On September 27, 2021, the Company entered into the JPM Note with JPMorgan Chase Bank, N.A., (the “Bank”) providing for a line of credit facility in the maximum amount of $25,000 (the “JPM Loan”) for capital expenditures and CEA facility construction and improvements. The JPM Loan matures on September 24, 2022. The interest rate on the JPM Loan approximates one-month LIBOR plus 2.25%. As of September 30, 2021, the Company has borrowed $6,877 under the JPM Loan and the interest rate was 2.375%. The JPM Loan requires 105% of the aggregate borrowings to be held as cash collateral. At September 30, 2021 the Company had $7,250 of restricted cash on the unaudited condensed consolidated balance sheet to meet this requirement.

A summary of the carrying value of the debt is as follows:

September 30, 2021
Rabo Loan	$75,000
Construction Loan	13,832
JPM Loan	6,877
Unamortized debt issuance costs	(640)
Debt, net of issuance costs	95,069
Less current portion	(9,633)
Long term, net	$85,436

The fair value of the Rabo Loan is estimated using Level 2 inputs based on observable inputs, including quoted market prices. As of September 30, 2021, the carrying value of debt under the Rabo Loan approximates fair value due to such borrowings bearing variable interest rates that correspond to current market rates. As the Construction Loan and JPM Loan are effectively lines of credit, their carrying values approximate fair value.